Pacer Trendpilot European Index ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.3%
Advertising - 0.2%
JCDecaux SA (a)	1,233	$20,726
Publicis Groupe SA	3,656	117,355
		138,081
Aerospace/Defense - 2.2%
Airbus Group SE (a)	9,423	688,302
Dassault Aviation SA (a)	39	32,388
Leonardo SpA	6,698	42,685
MTU Aero Engines AG (a)	899	155,511
Safran SA (a)	5,468	576,087
Thales SA	1,703	123,092
		1,618,065
Airlines - 0.1%
Air France-KLM (a)(b)	3,271	13,444
Deutsche Lufthansa AG (a)(b)	4,066	35,816
		49,260
Apparel - 5.5%
adidas AG - ADR (a)	6,519	895,580
Hermes International	524	423,555
Kering	1,260	715,024
LVMH Moet Hennessy Louis Vuitton SE	4,233	1,828,717
Moncler SpA (a)	3,262	125,265
Puma SE (a)	1,391	107,881
		4,096,022
Auto Manufacturers - 2.4%
Bayerische Motoren Werke AG	5,457	351,617
Daimler AG	13,691	603,163
Ferrari NV	2,065	368,155
Fiat Chrysler Automobiles NV (a)	18,713	190,011
Peugeot SA (a)	9,252	148,655
Renault SA (a)	3,131	73,966
Traton SE (a)	850	16,112
Volkswagen AG (a)	542	84,722
		1,836,401
Auto Parts & Equipment - 1.1%
Cie Generale des Etablissements Michelin	2,977	309,788
Continental AG	1,837	178,652
Faurecia (a)	1,243	48,157
Hella GmbH & Co. KGaA	756	32,932
Nokian Renkaat OYJ	2,311	55,425
Pirelli & C SpA (a)(c)	6,665	26,403
Plastic Omnium SA	945	19,002
Rheinmetall AG	733	69,282
Valeo SA	4,061	103,997
		843,638
Banks - 7.1%
ABN AMRO Group NV (c)	7,035	58,207
AIB Group PLC (a)	13,333	16,601
Alpha Bank AE (a)	23,365	14,367
Banca Mediolanum SpA	4,365	32,367
Banco Bilbao Vizcaya Argentaria SA - ADR	113,868	349,575
Banco BPM SpA (a)	24,876	37,244
Banco de Sabadell SA	95,335	32,455
Banco Santander SA - ADR (a)(b)	265,836	560,914
Bank of Ireland Group PLC (a)	15,596	32,150
Bankia SA	20,404	25,741
Bankinter SA	11,636	60,063
BNP Paribas SA - ADR (a)	36,690	734,901
CaixaBank SA	60,997	130,770
Commerzbank AG (a)	17,679	90,568
Credit Agricole SA (a)	19,622	187,823
Deutsche Bank AG (a)	34,754	310,765
Erste Group Bank AG (a)	4,848	107,933
Eurobank Ergasias SA (a)	43,268	18,134
FinecoBank Banca Fineco SpA (a)	10,355	149,727
ING Groep NV - ADR (b)	66,265	457,228
Intesa Sanpaolo SpA (a)	236,518	475,638
KBC Groep NV	4,664	265,469
Mediobanca Banca di Credito Finanziario SpA	13,079	104,425
National Bank of Greece SA (a)	9,271	12,138
Natixis SA (a)	14,268	34,538
Nordea Bank Abp (a)	54,831	424,087
Raiffeisen Bank International AG	2,197	37,655
Societe Generale SA (a)	13,142	201,001
UniCredit SpA (a)	36,312	330,257
Unione di Banche Italiane SpA (a)	16,065	67,634
		5,360,375
Beverages - 2.6%
Anheuser-Busch InBev SA/NV - ADR (b)	13,402	729,471
Heineken Holding NV	1,795	155,093
Heineken NV	4,043	391,665
Pernod Ricard SA	3,575	614,833
Remy Cointreau SA	414	66,275
		1,957,337
Biotechnology - 0.2%
Argenx SE - ADR (a)	727	167,305
Building Materials - 0.9%
Buzzi Unicem SpA	1,213	27,455
Buzzi Unicem SpA - Savings Shares	679	8,702
Cie de Saint-Gobain (a)	8,244	302,693
HeidelbergCement AG	2,527	140,500
Imerys SA	617	22,618
Kingspan Group PLC	2,559	183,124
		685,092
Chemicals - 5.4%
Air Liquide SA	7,895	1,298,272
Akzo Nobel NV	3,249	305,179
Arkema SA	1,135	117,146
BASF SE	15,555	857,703
Brenntag AG	2,628	161,346
Covestro AG (c)	2,898	112,174
Evonik Industries AG	3,246	87,446
FUCHS PETROLUB SE	570	19,471
Koninklijke DSM NV	2,933	447,760
LANXESS AG (a)	1,418	73,495
OCI NV (a)	1,637	19,302
Solvay SA - Class A	1,179	91,745
Symrise AG	2,145	267,958
Umicore SA	3,481	163,772
Wacker Chemie AG (a)	255	22,991
		4,045,760
Commercial Services - 2.3%
Adyen NV (a)(c)	455	759,468
ALD SA (c)	1,372	13,705
Amadeus IT Holding SA	7,228	360,663
Atlantia SpA (a)	8,363	132,499
Bureau Veritas SA (a)	4,694	102,430
Edenred	4,117	204,315
Elis SA (a)	3,742	45,490
Randstad Holding NV	1,870	89,565
		1,708,135
Computers - 1.2%
Atos SE (a)	1,602	136,625
Capgemini SE	2,674	344,908
Ingenico Group SA (a)	1,059	169,841
Teleperformance	987	287,521
		938,895
Consumer Discretionary - 0.1%
CTS Eventim AG & Co KGaA (a)	999	39,445
La Francaise des Jeux SAEM (c)	1,480	53,766
		93,211
Consumer Staples - 0.2%
Davide Campari-Milano NV	9,487	95,135
JDE Peet's BV (a)	1,053	46,824
		141,959
Cosmetics/Personal Care - 4.0%
Beiersdorf AG	1,695	201,959
L'Oreal SA	4,079	1,359,779
Unilever NV	24,683	1,456,097
		3,017,835
Distribution/Wholesale - 0.1%
Rexel SA (a)	5,142	60,486
Diversified Financial Services - 1.1%
Amundi SA (a)(c)	961	72,788
Deutsche Boerse AG	3,120	568,188
DWS Group GmbH & Co KGaA (c)	587	22,013
Euronext NV (c)	1,042	118,938
GRENKE AG (a)	446	33,623
		815,550
Electric - 6.5%
A2A SpA	26,239	37,507
E.ON SE	36,802	430,736
EDP - Energias de Portugal SA	44,062	222,404
EDP Renovaveis SA	2,581	42,199
Electricite de France SA	8,705	87,673
Endesa SA	5,384	152,464
Enel SpA	132,113	1,202,810
Engie SA (a)	28,139	374,223
Fortum OYJ	7,330	148,684
Hera SpA	13,086	50,468
Iberdrola SA	102,308	1,316,014
Red Electrica Corp. SA	7,324	142,524
RWE AG	9,735	366,727
Terna Rete Elettrica Nazionale SpA	23,633	175,550
Uniper SE	1,895	65,538
Verbund AG	1,123	58,919
		4,874,440
Electrical Components & Equipment - 2.1%
Legrand SA	4,535	349,795
OSRAM Licht AG (a)	644	33,674
Prysmian SpA	4,063	103,522
Schneider Electric SE	8,936	1,034,093
Signify NV (a)(c)	2,141	63,933
		1,585,017
Energy-Alternate Sources - 0.1%
Siemens Gamesa Renewable Energy SA	3,806	89,105
Engineering & Construction - 2.6%
Acciona SA	352	38,893
Ackermans & van Haaren NV (a)	378	48,534
ACS Actividades de Construccion y Servicios SA	4,297	98,956
Aena SME SA (a)(c)	1,196	155,394
Aeroports de Paris	481	45,328
Boskalis Westminster (a)	1,369	25,753
Bouygues SA (a)	3,608	127,502
Cellnex Telecom SA (c)	4,589	287,688
Eiffage SA (a)	1,279	111,489
Ferrovial SA	8,166	199,502
Fraport AG Frankfurt Airport Services Worldwide (a)	605	23,532
HOCHTIEF AG	339	27,553
Infrastrutture Wireless Italiane SpA (c)	4,783	48,256
Mytilineos SA	1,797	16,596
Vinci SA	7,892	676,778
		1,931,754
Entertainment - 0.0% (d)
OPAP SA	3,385	30,424
Food - 2.7%
Carrefour SA	9,729	154,714
Casino Guichard Perrachon SA (a)	933	25,937
Colruyt SA	896	52,308
Danone SA - ADR	50,811	677,819
Glanbia PLC	3,348	40,503
Jeronimo Martins SGPS SA	4,141	69,730
Kerry Group PLC - Class A	2,615	344,999
Kesko OYJ - Class B	4,573	97,501
Koninklijke Ahold Delhaize NV	18,504	533,369
METRO AG	2,863	26,143
Suedzucker AG	1,320	22,110
		2,045,133
Food Service - 0.1%
Sodexo SA	1,476	101,329
Forest Products & Paper - 0.5%
Stora Enso OYJ - Class R	9,755	122,493
UPM-Kymmene OYJ	9,058	241,460
		363,953
Gas - 0.7%
Enagas SA	4,225	106,355
Italgas SpA	8,320	53,315
Naturgy Energy Group SA	5,094	94,448
Rubis SCA	1,553	73,101
Snam SpA	37,104	196,681
		523,900
Healthcare-Products - 2.7%
Carl Zeiss Meditec AG (a)	622	64,953
DiaSorin SpA	382	74,696
EssilorLuxottica SA (a)	5,010	662,153
Koninklijke Philips NV (a)	15,462	799,391
QIAGEN NV (a)	3,749	186,229
Sartorius Stedim Biotech	408	126,880
Siemens Healthineers AG (c)	2,216	114,738
		2,029,040
Healthcare-Services - 1.3%
BioMerieux	724	117,265
Eurofins Scientific SE (a)	204	132,599
Fresenius Medical Care AG & Co KGaA - ADR (a)(b)	7,029	308,222
Fresenius SE & Co. KGaA (a)	6,859	341,524
Orpea (a)	831	105,915
		1,005,525
Home Furnishings - 0.1%
Rational AG	56	33,379
SEB SA	463	76,409
		109,788
Household Products/Wares - 0.2%
Henkel AG & Co. KGaA	1,722	149,394
Industrials - 0.2%
Metso Outotec Oyj	10,292	66,679
Neles Oyj	1,819	26,227
Varta AG (a)	240	26,829
		119,735
Information Technology - 0.6%
ASM International NV	817	123,138
Bechtle AG	464	90,129
Nexi SpA (a)(c)	6,014	107,432
TeamViewer AG (a)(c)	2,075	111,825
		432,524
Insurance - 5.6%
Aegon NV	29,902	88,269
Ageas	3,080	115,555
Allianz SE	7,060	1,465,507
ASR Nederland NV	2,355	75,816
Assicurazioni Generali SpA	21,475	320,254
AXA SA	32,688	649,347
CNP Assurances (a)	2,539	30,477
Hannover Rueck SE	1,020	172,297
Mapfre SA	16,771	30,147
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	2,334	618,052
NN Group NV	5,571	203,434
Sampo OYJ - Class A	8,589	310,302
SCOR SE (a)	2,665	68,436
Talanx AG	645	23,508
UnipolSai Assicurazioni SpA	8,459	21,682
Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	653	14,461
		4,207,544
Internet - 0.8%
Delivery Hero SE (a)(c)	2,406	277,067
Iliad SA	260	50,963
Rocket Internet SE (a)(c)	885	18,994
Scout24 AG (c)	1,789	154,786
United Internet AG	1,735	78,623
		580,433
Investment Companies - 0.5%
EXOR NV	1,767	99,181
Groupe Bruxelles Lambert SA	1,822	158,220
Sofina SA	259	72,611
Wendel SA	462	43,129
		373,141
Iron/Steel - 0.3%
ArcelorMittal (a)	10,999	121,012
ThyssenKrupp AG (a)	7,906	61,186
Voestalpine AG	1,949	43,035
		225,233
Lodging - 0.1%
Accor SA (a)	3,216	80,463
Machinery-Diversified - 1.2%
Andritz AG	1,189	39,889
CNH Industrial NV (a)	16,722	113,932
GEA Group AG	2,815	101,567
KION Group AG	1,197	91,933
Kone OYJ - Class B	6,666	527,984
Zardoya Otis SA	3,013	19,946
		895,251
Media - 1.2%
Altice Europe NV (a)	486	2,293
Altice NV - Class A (a)	9,232	43,608
Bollore SA	16,762	55,878
Mediaset SpA (a)	5,246	9,300
ProSiebenSat.1 Media SE (a)	2,653	27,270
RTL Group SA (a)	651	21,472
Telenet Group Holding NV	781	30,359
Vivendi SA	13,601	358,878
Wolters Kluwer NV	4,528	356,616
		905,674
Metal Fabricate/Hardware - 0.1%
Tenaris SA - ADR	3,975	46,507
Miscellaneous Manufacturing - 2.7%
Aalberts Industries NV	1,634	58,109
Alstom SA (a)	3,163	175,973
Knorr-Bremse AG	954	111,691
Siemens AG - ADR	25,894	1,646,599
		1,992,372
Oil & Gas - 3.4%
Eni SpA - ADR	20,703	364,787
Galp Energia SGPS SA	8,743	91,660
Hellenic Petroleum SA	990	6,087
Motor Oil Hellas Corinth Refineries SA	951	12,815
Neste OYJ	7,068	323,706
OMV AG (a)	2,412	75,918
Repsol SA	23,351	180,992
TOTAL SA - ADR	39,315	1,480,603
		2,536,568
Oil & Gas Services - 0.1%
Saipem SpA	9,420	19,890
TechnipFMC PLC	7,788	60,566
		80,456
Packaging&Containers - 0.1%
Huhtamaki OYJ (a)	1,577	70,219
Pharmaceuticals - 5.5%
Amplifon SpA (a)	2,066	70,454
Bayer AG - ADR	66,921	1,102,590
Galapagos NV - ADR (a)(b)	636	117,113
Grifols SA	5,621	163,546
Ipsen SA	586	56,396
Merck KGaA	2,197	279,629
Orion OYJ - Class B	1,747	76,183
Recordati SpA	1,642	87,503
Sanofi - ADR	36,157	1,896,435
UCB SA	2,047	262,467
		4,112,316
Pipelines - 0.1%
Koninklijke Vopak NV	1,125	61,423
Private Equity - 0.0% (d)
Eurazeo SE (a)	734	38,285
Real Estate - 1.7%
Aroundtown SA (a)	20,442	122,999
Deutsche Wohnen SE	6,119	296,966
LEG Immobilien AG (a)	1,174	163,544
Unibail-Rodamco-Westfield	2,290	120,093
Vonovia SE	9,223	599,490
		1,303,092
Retail - 1.1%
FF Group (a)(e)	1,259	7,119
Fielmann AG (a)	414	30,358
GrandVision NV (a)(c)	830	23,709
HUGO BOSS AG	1,053	28,678
Industria de Diseno Textil SA	17,858	473,728
JUMBO SA	1,777	34,768
Salvatore Ferragamo SpA (a)	1,138	15,268
Zalando SE (a)(c)	2,725	196,576
		810,204
Semiconductors - 4.3%
ASML Holding NV - ADR	6,591	2,331,369
Infineon Technologies AG	22,109	550,296
STMicroelectronics NV	10,751	301,534
		3,183,199
Shipbuilding - 0.1%
Wartsila OYJ Abp	8,281	69,063
Software - 5.1%
Dassault Systemes SE	2,236	405,885
Nemetschek SE	920	67,624
SAP SE - ADR (b)	18,745	2,984,579
Ubisoft Entertainment SA (a)	1,566	130,566
Worldline SA/France (a)(c)	2,484	212,781
		3,801,435
Telecommunications - 3.6%
1&1 Drillisch AG	782	20,708
Deutsche Telekom AG	54,870	915,545
Elisa OYJ	2,436	144,795
Eutelsat Communications SA	3,143	31,729
Hellenic Telecommunications Organization SA	3,922	57,749
Koninklijke KPN NV	56,235	145,335
Nokia OYJ - ADR (b)	85,985	411,008
Orange SA - ADR	32,500	378,625
Proximus SADP	2,379	49,069
SES SA	6,066	42,844
Telecom Italia SpA	180,870	72,610
Telecom Italia SpA - Savings Shares	102,521	40,915
Telefonica Deutschland Holding AG	11,353	31,093
Telefonica SA - ADR (b)	79,402	334,282
Telekom Austria AG (a)	2,324	17,466
		2,693,773
Transportation - 1.1%
Deutsche Post AG (a)	16,601	669,961
Getlink SE (a)	7,722	115,794
Poste Italiane SpA (c)	7,753	70,797
		856,552
Utilities - 0.1%
Elia Group SA/NV	597	64,839
Water - 0.4%
Suez SA	6,308	83,110
Veolia Environnement SA	8,539	194,231
		277,341
Wholesale Trade - 1.0%
Prosus NV - ADR (a)(b)	36,819	715,540
TOTAL COMMON STOCKS (Cost $72,268,191)		72,945,391

PREFERRED STOCKS - 1.7%
Auto Manufacturers - 0.9%
Bayerische Motoren Werke AG	967	49,618
Porsche Automobil Holding SE (a)	2,604	147,511
Volkswagen AG (a)	3,114	458,519
		655,648
Chemicals - 0.1%
FUCHS PETROLUB SE	1,182	51,656
Electronics - 0.3%
Sartorius AG	581	222,701
Household Products/Wares - 0.4%
Henkel AG & Co. KGaA	2,968	291,580
TOTAL PREFERRED STOCKS (Cost $1,303,136)		1,221,585

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Covivio	787	56,828
Gecina SA	881	113,637
ICADE	540	35,621
Inmobiliaria Colonial Socimi SA	5,522	46,996
Klepierre	3,219	55,323
Merlin Properties Socimi SA	5,634	46,390
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $352,957)		354,795

RIGHTS - 0.0% (d)
Engineering & Construction - 0.0% (d)
Cellnex Telecom SA	4,589	19,190
Electric - 0.0% (d)
EDP - Energias de Portugal SA	44,062	4,474
TOTAL RIGHTS (Cost $25,887)		23,664
	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 0.04% (f)	$141,564	141,564
TOTAL SHORT-TERM INVESTMENTS (Cost $141,564)		141,564
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26% (f)	6,547,862	6,547,862
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,547,862)		6,547,862

Total Investments (Cost $83,639,597) - 108.6%		81,234,861
Liabilities in Excess of Other Assets - (8.6)%		(6,459,436)
TOTAL NET ASSETS - 100.0%		$74,775,425

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2020. The total value of securities on loan is $6,220,510 or 8.3% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines.
The value of those securities total $3,081,438 or 4.1% of net assets.

(d)	Less than 0.05%
(e)	As of July 31, 2020, the Fund has fair valued this security. This security is deemed illiquid according to the Fund’s liquidity guidelines. Value determined using significant unobservable inputs.
(f)	The rate shown is as of July 31, 2020.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaq Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 72,938,272	$ -	$ 7,119	$ -	$ 72,945,391
Preferred Stocks	1,221,585	-	-	-	1,221,585
Real Estate Investment Trusts	354,795	-	-	-	354,795
Rights	23,664	-	-	-	23,664
Short-Term Investments	141,564	-	-	-	141,564
Investments Purchased with Proceeds from Securities Lending	-	-	-	6,547,862	6,547,862
Total Investments in Securities	$ 74,679,880	$ -	$ 7,119	$ 6,547,862	$ 81,234,861
^ See Schedule of Investments for industry breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance as of 04/30/2020	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 07/31/2020
Common Stocks	$6,622	$-	$497	$-	$-	$-	$-	$7,119	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 07/31/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Common Stocks	$7,119	Last Trade Price	Stale Data	4.80 EUR

*Table presents information for one security, which has been valued at 4.80 EUR per share throughout the period.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.